Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Ohio Valley Banc Corp.
Entity Central Index Key	0000894671
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 64,473,425
Entity Common Stock, Shares Outstanding	4,029,439
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and noninterest-bearing deposits with banks	$ 8,914	$ 8,979
Interest-bearing deposits with banks	42,716	50,772
Total cash and cash equivalents	51,630	59,751
Securities available for sale	85,670	85,839
Securities held to maturity	22,848	22,178
Federal Home Loan Bank stock	6,281	6,281
Total loans	598,308	641,322
Less: Allowance for loan losses	(7,344)	(9,386)
Net loans	590,964	631,936
Premises and equipment, net	9,216	9,738
Other real estate owned	4,256	4,403
Accrued income receivable	2,872	2,704
Goodwill	1,267	1,267
Bank owned life insurance and annuity assets	23,097	19,761
Prepaid FDIC insurance	1,609	2,576
Other assets	4,467	5,080
Total assets	804,177	851,514
Liabilities
Noninterest-bearing deposits	138,143	91,949
Interest-bearing deposits	549,743	602,832
Total deposits	687,886	694,781
Securities sold under agreements to repurchase	0	38,107
Other borrowed funds	20,296	27,743
Subordinated debentures	13,500	13,500
Accrued liabilities	10,652	9,255
Total liabilities	732,334	783,386
Commitments and Contingent Liabilities (See Note J)	0	0
Shareholders' Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2011 - 4,686,295 shares issued; 2010 - 4,659,795 shares issued)	4,686	4,660
Additional paid-in capital	33,473	33,003
Retained earnings	48,435	45,960
Accumulated other comprehensive income	961	217
Treasury stock, at cost (2011 and 2010 - 659,739 shares)	(15,712)	(15,712)
Total shareholders' equity	71,843	68,128
Total liabilities and shareholders' equity	$ 804,177	$ 851,514

CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Securities held to maturity, fair Value	$ 22,847	$ 21,198
Shareholders' Equity
Common stock, Stated value per share (in dollars per share)	$ 1	$ 1
Common Stock, Shares authorized (in shares)	10,000,000	10,000,000
Common Stock, Shares issued (in shares)	4,686,295	4,659,795
Treasury stock, shares (in shares)	659,739	659,739

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Loans, including fees	$ 41,263	$ 43,462	$ 44,076
Securities:
Taxable	1,776	2,187	2,748
Tax exempt	571	497	451
Dividends	267	275	290
Other Interest	163	93	58
Interest and dividend income	44,040	46,514	47,623
Interest expense:
Deposits	8,436	11,053	13,683
Securities sold under agreements to repurchase	17	57	75
Other borrowed funds	627	1,348	2,085
Subordinated debentures	1,089	1,089	1,089
Interest expense	10,169	13,547	16,932
Net interest income	33,871	32,967	30,691
Provision for loan losses	(4,896)	(5,871)	(3,212)
Net interest income after provision for loan losses	28,975	27,096	27,479
Noninterest income:
Service charges on deposit accounts	2,218	2,202	2,816
Trust fees	215	233	227
Income from bank owned life insurance and annuity assets	725	741	1,311
Mortgage banking income	386	362	758
Electronic refund check / deposit fees	2,559	780	528
Debit/credit interchange income	1,387	998	807
Gain (loss) on sale of other real estate owned	(1,224)	(177)	38
Other	956	1,015	1,113
Noninterest income	7,222	6,154	7,598
Noninterest expense:
Salaries and employee benefits	16,650	15,647	14,824
Occupancy	1,585	1,609	1,599
Furniture and equipment	1,143	1,214	1,204
Corporate franchise tax	744	745	713
FDIC insurance	1,029	1,061	1,625
Data processing	891	685	670
Foreclosed assets, net	650	67	150
Other	5,607	5,615	5,375
Noninterest income	28,299	26,643	26,160
Income before income taxes	7,898	6,607	8,917
Provision for income taxes	2,063	1,511	2,272
NET INCOME	5,835	5,096	6,645
Earnings per share (in dollars per share)	$ 1.46	$ 1.28	$ 1.67
Other Comprehensive income:
Change in unrealized gains/losses on securities, net of taxes	744	(457)	(16)
Total comprehensive income	$ 6,579	$ 4,639	$ 6,629

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balances at Dec. 31, 2008	$ 4,643	$ 32,683	$ 40,752	$ 690	$ (15,712)	$ 4,643
Comprehensive Income:
Net Income	0	0	6,645	0	0	6,645
Change in unrealized gain (loss) on available for sale securities				(24)		(16)
Income tax effect				(8)		8
Total comprehensive income						6,629
Common stock issued to ESOP	1	21				(22)
Cash dividends			3,186			3,186
Balances at Dec. 31, 2009	4,644	32,704	44,211	674	(15,712)
Comprehensive Income:
Net Income			5,096			5,096
Change in unrealized gain (loss) on available for sale securities				(693)		(457)
Income tax effect				(236)		236
Total comprehensive income						4,639
Common stock issued to ESOP	16	299				(315)
Cash dividends			3,347			3,347
Balances at Dec. 31, 2010	4,660	33,003	45,960	217	(15,712)	68,128
Comprehensive Income:
Net Income			5,835			5,835
Change in unrealized gain (loss) on available for sale securities				1,127		744
Income tax effect				383		(383)
Total comprehensive income						6,579
Common stock issued to ESOP						(496)
Cash dividends						3,360
Balances at Dec. 31, 2011	$ 4,686	$ 33,473	$ 48,435	$ 961	$ (15,712)	$ 71,843

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 5,835	$ 5,096	$ 6,645
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	971	1,067	1,071
Net amortization of securities	1,059	666	280
Proceeds from sale of loans in secondary market	13,637	16,825	57,815
Loans disbursed for sale in secondary market	(13,251)	(16,463)	(57,057)
Amortization of mortgage servicing rights	121	122	129
(Recovery) Impairment of mortgage servicing rights	(33)	30	91
Gain on sale of loans	(474)	(514)	(978)
Deferred tax (benefit) expense	340	(462)	(2)
Provision for loan losses	4,896	5,871	3,212
Common stock issued to ESOP	496	315	22
Earnings on bank owned life insurance and annuity assets	(725)	(741)	(1,311)
(Gain) loss on sale of other real estate owned	1,224	177	(38)
Change in accrued income receivable	(168)	192	276
Change in accrued liabilities	1,397	(718)	(1,374)
Change in other assets	857	866	(3,853)
Net cash provided by operating activities	16,182	12,329	4,928
Cash flows from investing activities:
Proceeds from maturities of securities available for sale	43,193	65,698	41,099
Purchases of securities available for sale	(43,007)	(69,014)	(49,922)
Proceeds from maturities of securities held to maturity	1,449	3,523	1,858
Purchases of securities held to maturity	(2,068)	(9,126)	(1,470)
Net change in loans	34,243	4,829	(25,527)
Proceeds from sale of other real estate owned	756	1,511	1,050
Purchases of premises and equipment	(449)	(673)	(971)
Proceeds from bank owned life insurance	0	0	1,034
Purchases of bank owned life insurance and annuity assets	(2,611)	(286)	(304)
Net cash used in investing activities	31,506	(3,538)	(33,153)
Cash flows from financing activities:
Change in deposits	(6,895)	47,137	55,283
Cash dividends	(3,360)	(3,347)	(3,186)
Change in securities sold under agreements to repurchase	(38,107)	6,466	7,571
Proceeds from Federal Home Loan Bank borrowings	703	11,475	6,050
Repayment of Federal Home Loan Bank borrowings	(7,562)	(26,278)	(16,005)
Change in other short-term borrowings	(588)	(163)	(24,110)
Net cash provided by (used in) financing activities	(55,809)	35,290	25,603
Cash and cash equivalents:
Change in cash and cash equivalents	(8,121)	44,081	(2,622)
Cash and cash equivalents at beginning of year	59,751	15,670	18,292
Cash and cash equivalents at end of year	51,630	59,751	15,670
Supplemental disclosure:
Cash paid for interest	10,875	15,022	17,791
Cash paid for income taxes	445	2,016	2,730
Non-cash transfers from loans to other real estate owned	1,833	522	1,749
Other real estate owned sales financed by the Bank	$ 344	$ 159	$ 723

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
Amounts are in thousands, except share and per share data

Note A - Summary of Significant Accounting Policies

Description of Business:  Ohio Valley Banc Corp. ("Ohio Valley") is a financial holding company registered under the Bank Holding Company Act of 1956.  Ohio Valley has one banking subsidiary, The Ohio Valley Bank Company (the "Bank"), as well as a subsidiary that engages in consumer lending to individuals with higher credit risk history, Loan Central, Inc., and a subsidiary insurance agency that facilitates the receipts of insurance commissions, Ohio Valley Financial Services Agency, LLC.  Ohio Valley and its subsidiaries are collectively referred to as the “Company”.

The Company provides a full range of commercial and retail banking services from 21 offices located in central and southeastern Ohio and western West Virginia.  It accepts deposits in checking, savings, time and money market accounts and makes personal, commercial, floor plan, student, construction and real estate loans.  Substantially all loans are secured by specific items of collateral, including business assets, consumer assets, and commercial and residential real estate. Commercial loans are expected to be repaid from cash flow from business operations. The Company also offers safe deposit boxes, wire transfers and other standard banking products and services.  The Bank's deposits are insured by the Federal Deposit Insurance Corporation.  In addition to accepting deposits and making loans, the Bank invests in U. S. Government and agency obligations, interest-bearing deposits in other financial institutions and investments permitted by applicable law.

 The Bank's trust department provides a wide variety of fiduciary services for trusts, estates and benefit plans and also provides investment and security services as an agent for its customers.

Principles of Consolidation: The consolidated financial statements include the accounts of Ohio Valley and its wholly-owned subsidiaries, the Bank, Loan Central, Inc., a consumer finance company, and Ohio Valley Financial Services Agency, LLC, an insurance agency.   All material intercompany accounts and transactions have been eliminated.

Industry Segment Information:  Internal financial information is primarily reported and aggregated in two lines of business, banking and consumer finance.

Use of Estimates in the Preparation of Financial Statements: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Areas involving the use of management’s estimates and assumptions that are more susceptible to change in the near term involve the allowance for loan losses, mortgage servicing rights, deferred tax assets, the fair value of certain securities, the fair value of financial instruments and the determination and carrying value of impaired loans and other real estate owned.

Cash and Cash Equivalents: Cash and cash equivalents include cash on hand, interest and noninterest-bearing deposits with banks and federal funds sold. Generally, federal funds are purchased and sold for one-day periods. The Company reports net cash flows for customer loan transactions, deposit transactions, short-term borrowings and interest-bearing deposits with other financial institutions.

Securities: The Company classifies securities into held to maturity and available for sale categories. Held to maturity securities are those which the Company has the positive intent and ability to hold to maturity and are reported at amortized cost. Securities classified as available for sale include securities that could be sold for liquidity, investment management or similar reasons even if there is not a present intention of such a sale. Available for sale securities are reported at fair value, with unrealized gains or losses included in other comprehensive income, net of tax.

Premium amortization is deducted from, and discount accretion is added to, interest income on securities using the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses are recognized upon the sale of specific identified securities on the completed trade date.

Other-Than-Temporary-Impairments of Securities:  In determining an other-than-temporary-impairment (“OTTI”), management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the debt security or more likely than not will be required to sell the debt security before its

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

anticipated recovery. The assessment of whether an OTTI decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When an OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss. If an entity intends to sell or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

Federal Home Loan Bank (”FHLB”) Stock:  The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the Bank's level of borrowings from the FHLB and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Interest income is reported on an accrual basis using the interest method and includes amortization of net deferred loan fees and costs over the loan term using the level yield method without anticipating prepayments.

The amount of the Company's recorded investment is not materially different than the amount of unpaid principal balance for loans at December 31, 2011.

Interest income is discontinued and the loan moved to non-accrual status when full loan repayment is in doubt, typically when the loan is impaired or payments are past due 90 days or over unless the loan is well-secured or in process of collection. Past due status is based on the contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.  Nonaccrual loans and loans past due 90 days or over and still accruing include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income.  Interest received on such loans is accounted for on the cash-basis method until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses:  The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.  Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, should be charged‑off.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired.  A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Impaired loans generally consist of loans with balances of $200 or more on nonaccrual status or nonperforming in nature.  Loans for which the terms have been modified and for which the borrower is experiencing financial difficulties are considered troubled debt restructurings and classified as impaired.

 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

        Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and reasons for the delay, the borrower's prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans are individually evaluated for impairment.  If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan's existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  Smaller balance homogeneous loans, such as consumer and most residential real estate, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosure.  Troubled debt restructurings are measured at the present value of estimated future cash flows using the loan's effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non‑impaired loans and impaired loans that are not individually reviewed for impairment and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent 3 years.  This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.  These economic factors include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.  The following portfolio segments have been identified:  Commercial Real Estate, Commercial and Industrial, Residential Real Estate, and Consumer.

Commercial and industrial loans consist of borrowings for commercial purposes to individuals, corporations, partnerships, sole proprietorships, and other business enterprises.  Commercial and industrial loans are generally secured by business assets such as equipment, accounts receivable, inventory, or any other asset excluding real estate and generally made to finance capital expenditures or operations.  The Company's risk exposure is related to deterioration in the value of collateral securing the loan should foreclosure become necessary.  Generally, business assets used or produced in operations do not maintain their value upon foreclosure which may require the Company to write-down the value significantly to sell.

Commercial real estate consists of nonfarm, nonresidential loans secured by owner-occupied and nonowner-occupied commercial real estate as well as commercial construction loans.  An owner-occupied loan relates to a borrower purchased building or space for which the repayment of principal is dependent upon cash flows from the ongoing business operations conducted by the party, or an affiliate of the party, who owns the property.  Owner-occupied loans that are dependent on cash flows from operations can be adversely affected by current market conditions for their product or service.  A nonowner-occupied loan is a property loan for which the repayment of principal is dependent upon rental income associated with the property or the subsequent sale of the property.  Nonowner-occupied loans that are dependent upon rental income are primarily impacted by local economic conditions which dictate occupancy rates and the amount of rent charged.  Commercial construction loans consist of borrowings to purchase and develop raw land into 1-4 family residential properties.  Construction loans are extended to individuals as well as corporations for the construction of an individual or multiple properties and are secured by raw land and the subsequent improvements.  Repayment of the loans to real estate developers is dependent upon the sale of properties to third parties in a timely fashion upon completion.  Should there be delays in construction or a downturn in the market for those properties, there may be significant erosion in value which may be absorbed by the Company.

Residential real estate loans consist of loans to individuals for the purchase of 1-4 family primary residences with repayment primarily through wage or other income sources of the individual borrower.  The Company's loss exposure to these loans is dependent on local market conditions for residential properties as loan amounts are determined, in part, by the fair value of the property at origination.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

Consumer loans are comprised of loans to  individuals  secured by automobiles,  open-end home equity loans  and  other  loans to  individuals for  household, family, and other personal expenditures, both secured and unsecured.  These loans typically have maturities of 5 years or less with repayment dependent on individual wages and income.  The risk of loss on consumer loans is elevated as the collateral securing these loans, if any, rapidly depreciate in value or may be worthless and/or difficult to locate if repossession is necessary.  In recent fiscal years covering 2009, 2010, and 2011, one of the most significant portions of the Company's net loan charge-offs have been from consumer loans.  Never the less, the Company has allocated the highest percentage of its allowance for loan losses as a percentage of loans to the other identified loan portfolio segments due to the larger dollar balances associated with such portfolios.

Concentrations of Credit Risk:  The Company grants residential, consumer and commercial loans to customers located primarily in the southeastern Ohio and western West Virginia areas.

The following represents the composition of the Company’s loan portfolio as of December 31:

% of Total Loans
	2011	2010
Residential real estate loans	37.85%	36.94%
Commercial real estate loans	36.68%	35.34%
Consumer loans	17.92%	19.10%
Commercial and industrial loans	7.55%	8.62%
	100.00%	100.00%
Approximately 3.98% of total loans are unsecured.

The Bank, in the normal course of its operations, conducts business with correspondent financial institutions. Balances in correspondent accounts, investments in federal funds, certificates of deposit and other short-term securities are closely monitored to ensure that prudent levels of credit and liquidity risks are maintained.  At December 31, 2011, the Bank’s primary correspondent balance was $42,402 on deposit at the Federal Reserve Bank, Cleveland, Ohio.

Premises and Equipment:  Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation, which is computed using the straight-line or declining balance methods over the estimated useful life of the owned asset and, for leasehold improvement, over the remaining term of the leased facility, whichever is shorter. The useful lives range from 3 to 8 years for equipment, furniture and fixtures and 7 to 39 years for buildings and improvements.

Foreclosed assets:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed. Foreclosed assets totaled $4,256 and $4,403 at December 31, 2011 and 2010.

Goodwill:  Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired.  Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date.  Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Company has selected December 31, 2011 as the date to perform the annual impairment test.  Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Long-term Assets:  Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Mortgage Servicing Rights: A mortgage servicing right (“MSR”) is a contractual agreement where the right to service a mortgage loan is sold by the original lender to another party. When the Company sells mortgage loans to the secondary market, it retains the servicing rights to these loans. The Company’s MSR is recognized separately when acquired through sales of loans and is initially recorded at fair value with the income statement effect recorded in mortgage banking income. Subsequently, the MSR is then amortized in

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

proportion to and over the period of estimated future servicing income of the underlying loan. The MSR is then evaluated for impairment periodically based upon the fair value of the rights as compared to the carrying amount, with any impairment being recognized through a valuation allowance. Fair value of the MSR is based on market prices for comparable mortgage servicing contracts. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type.  If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income.  At December 31, 2011 and 2010, the Company’s MSR asset portfolio was  $430 and $434, respectively.

Repurchase Agreements: Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by federal deposit insurance.

Earnings Per Share: Earnings per share is based on net income divided by the following weighted average number of common shares outstanding during the periods: 4,001,435 for 2011; 3,984,229 for 2010; 3,983,034 for 2009.  Ohio Valley had no dilutive securities outstanding for any period presented.

Income Taxes: Income tax expense is the sum of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

 A tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the "more likely than not" test, no tax benefit is recorded.  The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity, net of tax.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Bank Owned Life Insurance and Annuity Assets:  The Company has purchased life insurance policies on certain key executives.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. The Company also purchased an annuity investment in December 2011 that will earn interest.

ESOP: Compensation expense is based on the market price of shares as they are committed to be allocated to participant accounts.

Adoption of New Accounting Standards:
       In December 2010, the Financial Accounting Standards Board (“FASB”) amended existing guidance relating to goodwill impairment testing. This guidance requires that if the carrying amount of a reporting unit is zero or negative, a qualitative assessment be performed to determine if it is more likely than not that goodwill is impaired.  Step 2 of the impairment test shall be performed if it is determined that it is more likely than not that goodwill is impaired. The amendments in this guidance were effective for fiscal years, and interim periods within those years, beginning after December 15, 2010.  The effect of adopting this standard did not have a material effect on the Company's operating results or financial condition.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note A - Summary of Significant Accounting Policies (continued)

In April 2011, the FASB issued guidance within the ASU 2011-02 A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring (“TDR”). ASU 2011-02 clarifies when a loan modification or restructuring is considered a TDR. This guidance was effective for the first interim or annual period beginning on or after June 15, 2011, and was applied retrospectively to the beginning of the annual period of adoption. The adoption of this guidance created additional TDR disclosures within Note C – Loans and Allowance for Loan Losses, but did not have an impact on the Company's consolidated financial statements.

In May 2011, the FASB issued an amendment to achieve common fair value measurement and disclosure requirements between U.S. and International accounting principles. Overall, the guidance is consistent with existing U.S. accounting principles; however, there are some amendments that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  This guidance is effective for the first interim or annual period beginning on or after December 15, 2011.  The Company is currently evaluating the impact of this amendment and does not anticipate a significant impact to its consolidated financial statements.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statements of changes in shareholders' equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements.  The amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011.  Early adoption is permitted.  The Company is currently evaluating the impact of this amendment and does not anticipate a significant impact to its consolidated financial statements.

Loan Commitments and Related Financial Instruments:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  These financial instruments are recorded when they are funded.  See Note J for more specific disclosure related to loan commitments.

Dividend Restrictions:  Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to Ohio Valley or by Ohio Valley to its shareholders.   See Note N for more specific disclosure related to dividend restrictions.

Restrictions on Cash:  Cash on hand or on deposit with Fifth Third Bank and the Federal Reserve Bank of $44,018 and $52,233 was required to meet regulatory reserve and clearing requirements at year-end 2011 and 2010.  The balances at Fifth Third Bank do not earn interest.

Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note M.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassifications: The consolidated financial statements for 2010 and 2009 have been reclassified to conform with the presentation for 2011.  These reclassifications had no effect on the net results of operations or shareholders’ equity.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note B - Securities

Securities are summarized as follows:
Securities Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Estimated Fair Value
December 31, 2011
U.S. Treasury securities	$5,510	$3	$	----	$5,513
U.S. Government sponsored entity securities	2,501	58		----	2,559
Agency mortgage-backed securities, residential	76,203	1,407		(12)	77,598
Total securities	$84,214	$1,468		$(12)	$85,670

December 31, 2010
U.S. Treasury securities	$17,081	$6		$(8)	$17,079
U.S. Government sponsored entity securities	7,513	230		(12)	7,731
Agency mortgage-backed securities, residential	60,916	383		(270)	61,029
Total securities	$85,510	$619		$(290)	$85,839

Securities Held to Maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
December 31, 2011
Obligations of states and political subdivisions	$22,825	$558	$(559)	$22,824
Agency mortgage-backed securities, residential	23	----	----	23
Total securities	$22,848	$558	$(559)	$22,847

December 31, 2010
Obligations of states and political subdivisions	$22,149	$130	$(1,109)	$21,170
Agency mortgage-backed securities, residential	29	----	(1)	28
Total securities	$22,178	$130	$(1,110)	$21,198

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders' equity.

Securities with a carrying value of approximately $46,683 at December 31, 2011 and $90,216 at December 31, 2010 were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of debt securities at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay the debt obligations prior to their contractual maturities.  Securities not due at a single maturity are shown separately.

	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due in one year or less	$8,011	$8,072	$648	$661
Due in one to five years	----	----	3,901	3,801
Due in five to ten years	----	----	10,289	10,496
Due after ten years	----	----	7,987	7,866
Agency mortgage-backed securities, residential	76,203	77,598	23	23
Total debt securities	$84,214	$85,670	$22,848	$22,847

   There were no sales of debt securities during 2011, 2010 and 2009.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note B - Securities (continued)
Securities with unrealized losses not recognized in income are as follows:

	Less Than 12 Months		12 Months or More				Total
December 31, 2011	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss
Securities Available for Sale
Agency mortgage-backed
securities, residential	$7,621	$(12)	$	----	$	----	$7,621	$(12)
Total available for sale	$7,621	$(12)	$	----	$	----	$7,621	$(12)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Securities Held to Maturity
Obligations of states and
political subdivisions	$664	$(21)	$3,557	$(538)	$4,221	$(559)
Total held to maturity	$664	$(21)	$3,557	$(538)	$4,221	$(559)

	Less Than 12 Months		12 Months or More				Total
December 31, 2010	Fair Value	Unrealized Loss	Fair Value		Unrealized Loss		Fair Value	Unrealized Loss
Securities Available for Sale
U.S. Treasury securities	$9,041	$(8)	$	----	$	----	$9,041	$(8)
U.S. Government sponsored
entity securities	1,990	(12)		----		----	1,990	(12)
Agency mortgage-backed
securities, residential	27,953	(270)		----		----	27,953	(270)
Total available for sale	$38,984	$(290)	$	----	$	----	$38,984	$(290)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Securities Held to Maturity
Obligations of states and
political subdivisions	$7,510	$(690)	$970	$(419)	$8,480	$(1,109)
Agency mortgage-backed
securities, residential	----	----	21	(1)	21	(1)
Total held to maturity	$7,510	$(690)	$991	$(420)	$8,501	$(1,110)

   Unrealized losses on the Company's debt securities have not been recognized into income because the issuers' securities are of high credit quality and management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery.  Management does not believe any individual unrealized loss at December 31, 2011 and 2010 represents an other-than-temporary impairment.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses

Loans are comprised of the following at December 31:
	2011	2010
Residential real estate	$226,489	$236,878
Commercial real estate:
Owner-occupied	142,566	149,042
Nonowner-occupied	55,419	55,989
Construction	21,471	21,591
Commercial and industrial	45,200	55,306
Consumer:
Automobile	45,702	58,271
Home equity	20,507	20,527
Other	40,954	43,718
	598,308	641,322
Less: Allowance for loan losses	7,344	9,386

Loans, net	$590,964	$631,936

The Bank originated refund anticipation loans that contributed fee income of $561 in 2011, $655 in 2010 and $397 in 2009.  As recommended by the FDIC, the Bank ceased offering refund anticipation loans effective April 19, 2011.

Activity in the allowance for loan losses was as follows:	2011	2010	2009

Balance, beginning of year	$9,386	$8,198	$7,799

Loans charged off:
Residential real estate	1,649	971	1,172
Commercial real estate	2,298	2,766	59
Commercial and industrial	4,725	191	568
Consumer	1,750	1,951	2,532
Total loans charged off	10,422	5,879	4,331

Recoveries of loans:
Residential real estate	198	40	41
Commercial real estate	1,394	70	58
Commercial and industrial	1,127	25	672
Consumer	765	1,061	747
Total recoveries of loans	3,484	1,196	1,518

Net loan charge-offs	(6,938)	(4,683)	(2,813)
Provision charged to operations	4,896	5,871	3,212
Balance, end of year	$7,344	$9,386	$8,198

As a result of management’s evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment, management decided to take partial charge-offs more quickly on collateral dependent impaired loans during the second quarter of 2011.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
The following table presents the activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2011:

	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$993	$3,141	$3,795	$1,457	$9,386
Provision for loan losses	2,188	1,386	439	883	4,896
Loans charged off	(1,649)	(2,298)	(4,725)	(1,750)	(10,422)
Recoveries	198	1,394	1,127	765	3,484
Total ending allowance balance	$1,730	$3,623	$636	$1,355	$7,344

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

December 31, 2011	Residential Real Estate		Commercial Real Estate	Commercial & Industrial		Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$655	$	----	$	----	$655
Collectively evaluated for impairment		1,730	2,968		636		1,355	6,689
Total ending allowance balance		$1,730	$3,623		$636		$1,355	$7,344

Loans:
Loans individually evaluated for impairment		$1,085	$10,153		$334	$	----	$11,572
Loans collectively evaluated for impairment		225,404	209,303		44,866		107,163	586,736
Total ending loans balance		$226,489	$219,456		$45,200		$107,163	$598,308

December 31, 2010	Residential Real Estate	Commercial Real Estate	Commercial and Industrial	Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$125	$1,698	$3,407	$	----	$5,230
Collectively evaluated for impairment	868	1,443	388		1,457	4,156
Total ending allowance balance	$993	$3,141	$3,795		$1,457	$9,386

Loans:
Loans individually evaluated for impairment	$1,784	$13,460	$7,862	$	----	$23,106
Loans collectively evaluated for impairment	235,094	213,162	47,444		122,516	618,216
Total ending loans balance	$236,878	$226,622	$55,306		$122,516	$641,322

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)

Information regarding impaired loans is as follows:	2011	2010

Year-end loans with no allocated allowance for loan losses	$8,081	$7,884
Year-end loans with allocated allowance for loan losses	3,491	15,222
Total impaired loans	$11,572	$23,106

Amount of the allowance for loan losses allocated	$655	$5,230

	2011	2010	2009

Average of individually impaired loans during year	$11,163	$24,589	$27,927
Interest income recognized during impairment	$647	$1,158	$1,793
Cash-basis interest income recognized	$608	$1,083	$1,690

The following table presents information related to loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2011:

December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated		Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Residential real estate	$1,136	$1,085	$	----	$748	$36	$31
Commercial real estate:
Owner-occupied	5,713	5,470		----	5,510	325	317
Nonowner-occupied	1,192	1,192		----	1,247	56	49
Construction	----	----		----	----	----	----
Commercial and industrial	614	334		----	483	40	40
Consumer:
Automobile	----	----		----	----	----	----
Home equity	----	----		----	----	----	----
Other	----	----		----	----	----	----
With an allowance recorded:
Residential real estate	----	----		----	----	----	----
Commercial real estate:
Owner-occupied	420	420		130	84	27	22
Nonowner-occupied	2,396	2,396		437	2,414	128	118
Construction	675	675		88	677	35	31
Commercial and industrial	----	----		----	----	----	----
Consumer:
Automobile	----	----		----	----	----	----
Home equity	----	----		----	----	----	----
Other	----	----		----	----	----	----
Total	$12,146	$11,572		$655	$11,163	$647	$608

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.  The difference in the unpaid principal balance and recorded investment of the Company’s loans was not materially different at year-end 2011.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)

The following table presents information related to loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2010:
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Residential real estate	$1,284	$1,244	$	----
Commercial real estate:
Owner-occupied	4,719	4,234		----
Nonowner-occupied	2,987	992		----
Construction	743	743		----
Commercial and industrial	671	671		----
Consumer:
Automobile	----	----		----
Home equity	----	----		----
Other	----	----		----
With an allowance recorded:
Residential real estate	540	540		125
Commercial real estate:
Owner-occupied	4,731	4,731		1,125
Nonowner-occupied	2,760	2,760		573
Construction	----	----		----
Commercial and industrial	7,191	7,191		3,407
Consumer:
Automobile	----	----		----
Home equity	----	----		----
Other	----	----		----
Total	$25,626	$23,106		$5,230

Nonaccrual loans and loans past due 90 days or more and still accruing were as follows:

	December 31, 2011	December 31, 2010

Loans past due 90 days or more and still accruing	$459	$1,714
Nonaccrual loans	$2,678	$3,295

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2011 and 2010:

December 31, 2011	Loans Past Due 90 Days And Still Accruing	Nonaccrual

Residential real estate	$439	$2,450
Commercial real estate:
Owner-occupied	----	125
Nonowner-occupied	----	86
Consumer:
Automobile	13	12
Home equity	----	5
Other	7	----
Total	$459	$2,678

December 31, 2010	Loans Past Due 90 Days And Still Accruing	Nonaccrual

Residential real estate	$1,487	$2,200
Commercial real estate:
Owner-occupied	----	428
Nonowner-occupied	----	432
Consumer:
Automobile	114	100
Home equity	43	104
Other	70	31
Total	$1,714	$3,295

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2011 and 2010:

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate	$3,662	$1,144	$2,889	$7,695	$218,794	$226,489
Commercial real estate:
Owner-occupied	182	----	125	307	142,259	142,566
Nonowner-occupied	69	232	86	387	55,032	55,419
Construction	204	----	----	204	21,267	21,471
Commercial and industrial	171	14	----	185	45,015	45,200
Consumer:
Automobile	864	110	13	987	44,715	45,702
Home equity	75	76	5	156	20,351	20,507
Other	506	162	7	675	40,279	40,954
Total	$5,733	$1,738	$3,125	$10,596	$587,712	$598,308

December 31, 2010	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate	$4,731	$1,951	$3,448	$10,130	$226,748	$236,878
Commercial real estate:
Owner-occupied	1,564	17	428	2,009	147,033	149,042
Nonowner-occupied	87	----	432	519	55,470	55,989
Construction	----	----	----	----	21,591	21,591
Commercial and industrial	15	----	----	15	55,291	55,306
Consumer:
Automobile	1,010	342	213	1,565	56,706	58,271
Home equity	78	50	147	275	20,252	20,527
Other	793	238	101	1,132	42,586	43,718
Total	$8,278	$2,598	$4,769	$15,645	$625,677	$641,322

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) is where the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty. All TDR's are considered to be impaired. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or short-term interest-only payment terms.

The Company has allocated reserves for a portion of its TDR’s to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
The following table presents the types of TDR loan modifications by class of loans as of December 31, 2011 and December 31, 2010:

	TDR’s Performing to Modified Terms		TDR’s Not Performed to Modified Terms	Total TDR’s
December 31, 2011
Residential real estate
Interest only payments	$	----	$283	$283
Commercial real estate:
Owner-occupied
Interest only payments		3,619	----	3,619
Rate reduction		869	----	869
Maturity extension at lower stated rate than market rate		219	----	219
Nonowner-occupied
Interest only payments		3,357	----	3,357
Construction
Interest only payments		674	----	674
Commercial and industrial
Interest only payments		334	----	334
Total TDR’s		$9,072	$283	$9,355

	TDR’s Performing to Modified Terms	TDR’s Not Performed to Modified Terms		Total TDR’s
December 31, 2010
Residential real estate
Interest only payments	$456	$	----	$456
Rate reduction	584		----	584
Commercial real estate:
Owner-occupied
Interest only payments	3,886		----	3,886
Rate reduction	887		----	887
Nonowner-occupied
Interest only payments	2,983		----	2,983
Construction
Interest only payments	679		----	679
Commercial and industrial
Interest only payments	671		----	671
Rate reduction	6,668		----	6,668
Total TDR’s	$16,814	$	----	$16,814

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
At December 31, 2011, the balance in TDR loans decreased $7,459, or 44.4%, from year-end 2010. This was largely impacted by partial charge-offs and subsequent payoffs recorded on one impaired commercial and industrial loan relationship totaling $6,668 during the first and fourth quarters of 2011. At December 31, 2011 and December 31, 2010, 97% and 100% of the Company’s TDR’s were performing according to their modified terms. The Company allocated $655 and $3,791 in reserves to customers whose loan terms have been modified in TDR’s as of December 31, 2011 and December 31, 2010, respectively. At December 31, 2011, the Company had $81 in commitments to lend additional amounts to customers with outstanding loans that are classified as TDR’s as compared to none at December 31, 2010.

At    The following table presents the post-modification balances of TDR loan modifications by class of loans that occurred during year ended December 31, 2011:

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2011
Residential real estate	$	----	$	----	$	----
Commercial real estate:
Owner-occupied
Rate reduction		1,515		----		1,515
Maturity extension at lower stated rate than market rate		226		----		226
Nonowner-occupied
Interest only payments		400		----		400
Maturity extension at lower stated rate than market rate		1,927		----		1,927
Construction		----		----		----
Commercial and industrial		----		----		----
Total TDR’s		$4,068	$	----		$4,068

All of the Company’s TDR’s that occurred during the year ended December 31, 2011 were performing in accordance with their modified terms and did not experience any payment defaults within twelve months following the loan modification. A default is considered to have occurred once the TDR is past due 90 days or more or it has been placed on nonaccrual. TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. The TDR’s described above increased the allowance for losses by $544 and resulted in charge-offs of $414 during the year ended December 31, 2011. As of December 31, 2011, the Company had allocated $130 of reserves to customers whose loan terms have been modified during the year ended December 31, 2011.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 10. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and "classified" assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 10. The Company's risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $500.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)
The Company uses the following definitions for its criticized loan risk ratings:

Special Mention (Loan Grade 8). Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency. These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification. These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies. These loans are considered bankable assets with no apparent loss of principal or interest envisioned. The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted. Credits that are defined as a troubled debt restructuring should be graded no higher than special mention until they have been reported as performing over one year after restructuring.

The Company uses the following definitions for its classified loan risk ratings:

Substandard (Loan Grade 9). Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well defined weaknesses and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade 8 loans. Collateral liquidation is considered likely to satisfy debt.

Doubtful (Loan Grade 10). Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from 1 (Prime) to 7 (Watch). All commercial loans are categorized into a risk category either at the time of origination or reevaluation date. As of December 31, 2011 and December 31, 2010, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2011	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$113,118	$15,664	$13,784	$142,566
Nonowner-occupied	31,697	12,815	10,907	55,419
Construction	19,519	----	1,952	21,471
Commercial and industrial	36,633	3,250	5,317	45,200
Total	$200,967	$31,729	$31,960	$264,656

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note C - Loans and Allowance for Loan Losses (continued)

December 31, 2010	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$122,726	$15,764	$10,552	$149,042
Nonowner-occupied	48,569	1,550	5,870	55,989
Construction	15,487	63	6,041	21,591
Commercial and industrial	39,725	3,943	11,638	55,306
Total	$226,507	$21,320	$34,101	$281,928

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau), but the scores are not updated. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower's credit score to be a significant influence in the determination of a loan's credit risk grading.

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2011 and December 31, 2010:

December 31, 2011	Consumer
	Automobile	Home Equity	Other	Residential Real Estate	Total

Performing	$45,677	$20,502	$40,947	$223,600	$330,726
Nonperforming	25	5	7	2,889	2,926
Total	$45,702	$20,507	$40,954	$226,489	$333,652

December 31, 2010	Consumer
	Automobile	Home Equity	Other	Residential Real Estate	Total

Performing	$58,057	$20,380	$43,617	$233,191	$355,245
Nonperforming	214	147	101	3,687	4,149
Total	$58,271	$20,527	$43,718	$236,878	$359,394

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the southeastern area of Ohio as well as the western counties of West Virginia. Approximately 3.98% of total loans were unsecured at December 31, 2011, up from 3.93% at December 31, 2010

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note D - Premises and Equipment
Following is a summary of premises and equipment at December 31:

	2011	2010
Land	$1,890	$1,890
Buildings	10,334	10,270
Leasehold improvements	2,855	2,897
Furniture and equipment	13,961	13,674
	29,040	28,731
Less accumulated depreciation	19,824	18,993
Total premises and equipment	$9,216	$9,738
The following is a summary of the future minimum lease payments for facilities leased by the Company. Lease expense was $492 in 2011, $490 in 2010 and $462 in 2009.

2012	$501
2013	433
2014	311
2015	174
2016	147
Thereafter	55
$1,621

Deposits	12 Months Ended
Dec. 31, 2011
Time Deposits [Abstract]
Deposits
Note E - Deposits

Following is a summary of interest-bearing deposits at December 31:

	2011	2010
NOW accounts	$101,907	$101,833
Savings and Money Market	200,072	191,916
Time:
In denominations under $100,000	126,705	156,694
In denominations of $100,000 or more	121,059	152,389
Total time deposits	247,764	309,083
Total interest-bearing deposits	$549,743	$602,832
Following is a summary of total time deposits by remaining maturity at December 31, 2011:

2012	$141,710
2013	68,183
2014	25,710
2015	6,401
2016	4,833
Thereafter	927
Total	$247,764
Brokered deposits, included in time deposits, were $31,271 and $36,272 at December 31, 2011 and 2010, respectively.

Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2011
Securities Sold Under Agreements to Repurchase [Abstract]
Securities Sold Under Agreements to Repurchase
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note F - Securities Sold Under Agreements to Repurchase

    Securities sold under agreements to repurchase are financing arrangements that have overnight maturity terms. At maturity, the securities underlying the agreements are returned to the Company. Newly enacted banking regulations during the third quarter of 2011 permitted the Company to begin paying interest on its business checking accounts and contributed to the decrease in securities sold under agreements to repurchase balances. Information concerning securities sold under agreements to repurchase is summarized as follows at December 31:

Balance outstanding at period-end	$	----	$38,107
Weighted average interest rate at period-end		.00%	.15%
Average amount outstanding during year		$19,196	$26,991
Approximate weighted average interest rate
during the year		.09%	.21%
Maximum amount outstanding as of any month-end		$36,680	$38,107
Securities underlying these agreements at year-end were as follows:
Carrying value of securities	$	----	$49,436
Fair value	$	----	$49,552

Other Borrowed Funds	12 Months Ended
Dec. 31, 2011
OTHER BORROWED FUNDS [Abstract]
Other Borrowed Funds
Note G - Other Borrowed Funds

    Other borrowed funds at December 31, 2011 and December 31, 2010 are comprised of advances from the Federal Home Loan Bank (“FHLB”) of Cincinnati, promissory notes and Federal Reserve Bank (“FRB") Notes.
	FHLB Borrowings	Promissory Notes	FRB Notes		Totals

2011	$16,548	$3,748	$	----	$20,296
2010	$23,406	$3,835		$502	$27,743

   Pursuant to collateral agreements with the FHLB, advances are secured by $243,791 in qualifying mortgage loans, $98,629 in commercial loans and $6,281 in FHLB stock at December 31, 2011. Fixed-rate FHLB advances of $16,548 mature through 2033 and have interest rates ranging from 1.79% to 3.42% and a year-to-date weighted average cost of 2.50%. There were no variable-rate FHLB borrowings at December 31, 2011.
At December 31, 2011, the Company had a cash management line of credit enabling it to borrow up to $95,000 from the FHLB. All cash management advances have an original maturity of 90 days. The line of credit must be renewed on an annual basis. There was $95,000 available on this line of credit at December 31, 2011.
Based on the Company's current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of $180,586 at December 31, 2011. Of this maximum borrowing capacity of $180,586, the Company had $137,038 available to use as additional borrowings, of which $95,000 could be used for short-term, cash management advances, as mentioned above.
Promissory notes, issued primarily by Ohio Valley, have fixed rates of 1.52% to 5.00% and are due at various dates through a final maturity date of December 8, 2014. At December 31, 2011, there were no promissory notes payable by Ohio Valley to related parties. See Note K for further discussion of related party transactions.
FRB notes consist of the collection of tax payments from Bank customers under the Treasury Tax and Loan program. These funds have a variable interest rate and are callable on demand by the U.S. Treasury. The interest rate for the Company's FRB notes was zero percent at December 31, 2011 and December 31, 2010. Various investment securities from the Bank used to collateralize FRB notes totaled $725 at December 31, 2011 and $1,270 at December 31, 2010.
Letters of credit issued on the Bank's behalf by the FHLB to collateralize certain public unit deposits as required by law totaled $27,000 at December 31, 2011 and $33,450 at December 31, 2010.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note G - Other Borrowed Funds (continued)

Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	FRB Notes		Totals

2012	$1,507	$2,437	$	----	$3,944
2013	3,814	166		----	3,980
2014	3,704	1,145		----	4,849
2015	1,108	----		----	1,108
2016	1,026	----		----	1,026
Thereafter	5,389	----		----	5,389
	$16,548	$3,748	$	----	$20,296

Subordinated Debentures and Trust Preferred Securities	12 Months Ended
Dec. 31, 2011
Subordinated Debentures and Trust Preferred Securities [Abstract]
Subordinated Debentures and Trust Preferred Securities
Note H - Subordinated Debentures and Trust Preferred Securities

    On September 7, 2000, a trust formed by Ohio Valley issued $5,000 of 10.6% fixed-rate trust preferred securities as part of a pooled offering of such securities. The Company issued subordinated debentures to the trust in exchange for the proceeds of the offering, which debentures represent the sole asset of the trust. Beginning September 7, 2010, the Company’s subordinated debentures were callable upon demand at a premium of 105.30% with the call price declining .53% per year until reaching a call price of par at year twenty through maturity. The subordinated debentures must be redeemed no later than September 7, 2030. Debt issuance costs of $166 were incurred and capitalized and will amortize as a yield adjustment through expected maturity.

On March 22, 2007, a trust formed by Ohio Valley issued $8,500 of adjustable-rate trust preferred securities as part of a pooled offering of such securities. The rate on these trust preferred securities will be fixed at 6.58% for five years, and then convert to a floating-rate term on March 15, 2012, based on a rate equal to the 3-month LIBOR plus 1.68%. There were no debt issuance costs incurred with these trust preferred securities. The Company issued subordinated debentures to the trust in exchange for the proceeds of the offering. The subordinated debentures must be redeemed no later than June 15, 2037.

On March 26, 2007, the proceeds from these new trust preferred securities were used to pay off $8,500 in higher cost trust preferred security debt that was issued on March 26, 2002. This repayment of $8,500 in trust preferred securities was the result of an early call feature that allowed the Company to redeem the entire amount of these subordinated debentures at par value. These higher cost subordinated debentures, which were floating based on a rate equal to the 3-month LIBOR plus 3.60%, not to exceed 11.00%, were redeemed at a floating rate of 8.97%. The replacement of this higher cost debt was a strategy by management to lower interest expense and improve the net interest margin.

Under the provisions of the related indenture agreements, the interest payable on the trust preferred securities is deferrable for up to five years and any such deferral is not considered a default. During any period of deferral, the Company would be precluded from declaring or paying dividends to shareholders or repurchasing any of the Company's common stock. Under generally accepted accounting principles, the trusts are not consolidated with the Company. Accordingly, the Company does not report the securities issued by the trust as liabilities, and instead reports as liabilities the subordinated debentures issued by the Company and held by the trust. Since the Company's equity interest in the trusts cannot be received until the subordinated debentures are repaid, these amounts have been netted.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note I - Income Taxes

The provision for income taxes consists of the following components:

	2011	2010	2009
Current tax expense	$1,723	$1,973	$2,274
Deferred tax (benefit) expense	340	(462)	(2)
Total income taxes	$2,063	$1,511	$2,272

The source of deferred tax assets and deferred tax liabilities at December 31:

Items giving rise to deferred tax assets:	2011	2010
Allowance for loan losses	$2,551	$3,262
Deferred compensation	1,558	1,499
Deferred loan fees/costs	376	384
Other real estate owned	440	-
Other	179	179
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(149)	(151)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(495)	(112)
Depreciation	(250)	(128)
Prepaid expenses	(140)	(166)
Intangibles	(330)	(304)
Other	(1)	(1)
Net deferred tax asset	$2,658	$3,381

    The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through a carry back to taxable income in prior years or the future reversals of existing taxable temporary differences.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 34% to income before taxes is as follows:
	2011	2010	2009
Statutory tax	$2,685	$2,246	$3,032
Effect of nontaxable interest	(299)	(279)	(264)
Nondeductible interest expense	16	20	24
Income from bank owned insurance, net	(169)	(236)	(196)
Effect of nontaxable life insurance death proceeds	-	-	(189)
Effect of state income tax	56	46	74
Tax credits	(245)	(224)	(212)
Other items	19	(62)	3
Total income taxes	$2,063	$1,511	$2,272

    At December 31, 2011 and December 31, 2010, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months. The Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

    The Company is subject to U.S. federal income tax as well as West Virginia state income tax. The Company is no longer subject to federal or state examination for years prior to 2008. The tax years 2008-2010 remain open to federal and state examinations.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note J - Commitments and Contingent Liabilities

   The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees. The Bank’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit, and financial guarantees written, is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for instruments recorded on the balance sheet.

Following is a summary of such commitments at December 31:

	2011	2010
Fixed rate	$1,456	$941
Variable rate	54,860	47,843

Standby letters of credit	5,486	5,163

    The interest rate on fixed-rate commitments ranged from 3.13% to 7.38% at December 31, 2011.

    Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment and income-producing commercial properties.

    The Company participates as a facilitator of tax refunds pursuant to a clearing agreement with a third-party tax software provider. The clearing agreement is effective through December 31, 2015 and is renewable in 5-year increments. The agreement requires the Bank to process electronic refund checks (“ERC’s”) and electronic refund deposits (“ERD’s”) presented for payment on behalf of taxpayers containing taxpayer refunds. The Bank will, in turn, receive a fee paid by the third-party tax software provider for each transaction that is processed. The agreement is subject to termination if the Bank fails to perform the required clearing services and/or the Bank’s regulators would require the Bank to cease offering the product presented within the agreement.

There are various contingent liabilities that are not reflected in the financial statements, including claims and legal actions arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material effect on financial condition or results of operations.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note K - Related Party Transactions

    Certain directors, executive officers and companies with which they are affiliated were loan customers during 2011. A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:

Total loans at January 1, 2011	$5,889
New loans	131
Repayments	(264)
Other changes	(668)
Total loans at December 31, 2011	$5,088

    Other changes include adjustments for loans applicable to one reporting period that are excludable from the other reporting period, such as changes in persons classified as directors, executive officers and companies’ affiliates.

    Deposits from principal officers, directors, and their affiliates at year-end 2011 and 2010 were $15,807 and $9,271.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note L - Employee Benefits

    The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $218, $210 and $196 for 2011, 2010 and 2009.

    Ohio Valley maintains an Employee Stock Ownership Plan (ESOP) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 255,381 and 240,703 at December 31, 2011 and 2010. In addition, the subsidiaries made contributions to its ESOP Trust as follows:

	Years ended December 31
	2011	2010	2009

Number of shares issued	26,500	16,407	1,000

Fair value of stock contributed	$497	$315	$22

Cash contributed	65	105	371

Total expense	$562	$420	$393

    Life insurance contracts with a cash surrender value of $21,207 and annuity assets of $1,890 at December 31, 2011 have been purchased by the Company, the owner of the policies. The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers. Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant's desired term, upon termination of service. Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service. The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors. The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $4,480 and $4,314 at December 31, 2011 and 2010. Expenses related to the plans for each of the last three years amounted to $318, $317 and $321. In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled $1,580 at December 31, 2011 and $1,351 at December 31, 2010.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note M - Fair Value of Financial Instruments

     The measurement of fair value under US GAAP uses a hierarchy intended to maximize the use of observable inputs and minimize the use of unobservable inputs. This hierarchy uses three levels of inputs to measure the fair value of assets and liabilities as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and  other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant, unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The following is a description of the Company’s valuation methodologies used to measure and disclose the fair values of its financial assets and liabilities on a recurring or nonrecurring basis:

Securities Available For Sale: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2) .For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Nonrecurring adjustments to certain commercial and residential real estate properties classified as OREO are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Mortgage Servicing Rights: Fair value is based on market prices for comparable mortgage servicing contracts.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note M - Fair Value of Financial Instruments (continued)

Assets and Liabilities Measured on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2011, Using

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury securities	_____	$5,513	_____
U.S. Government sponsored entity securities	_____	2,559	_____
Agency mortgage-backed securities, residential	_____	77,598	_____

	Fair Value Measurements at December 31, 2010, Using

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury securities	_____	$17,079	_____
U.S. Government sponsored entity securities	_____	7,731	_____
Agency mortgage-backed securities, residential	_____	61,029	_____

There were no transfers between Level 1 and Level 2 during 2011 or 2010.

Assets and Liabilities Measured on a Nonrecurring Basis
Assets and liabilities measured at fair value on a nonrecurring basis are summarized below:

	Fair Value Measurements at December 31, 2011, Using

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner occupied	_____	_____	$290
Nonowner-occupied	_____	_____	1,959
Construction	_____	_____	587

Mortgage servicing rights	_____	_____	430

Other real estate owned:
Commercial real estate:
Construction	_____	_____	1,814
Commercial and industrial	_____	_____	1,134

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note M - Fair Value of Financial Instruments (continued)

	Fair Value Measurements at December 31, 2010, Using

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner occupied	_____	_____	$3,606
Nonowner-occupied	_____	_____	2,187
Commercial and industrial	_____	_____	3,785
Residential real estate	_____	_____	414

Mortgage servicing rights	_____	_____	434

    Impaired loans had a principal balance of $11,572 at December 31, 2011. The portion of impaired loans with specific allocations of the allowance for loan losses had a carrying amount of $3,491 and was measured for impairment using the present value of estimated future cash flows. This resulted in a valuation allowance of $655 at December 31, 2011, which contributed to an increase of $218 in provision for loan loss expense during the year ended December 31, 2011. This is compared to an increase of $2,930 in provision for loan loss expense during the previous year ended December 31, 2010. At December 31, 2010, impaired loans had a principal balance of $23,106. The portion of impaired loans with specific allocations of the allowance for loan losses had a carrying amount of $15,222. The loans were measured for impairment using fair value of the underlying collateral and the present value of estimated future cash flows. This resulted in a valuation allowance of $5,230 at December 31, 2010.

Mortgage servicing rights, which are carried at lower of cost or fair value, were carried at their fair value of $430, which is made up of the outstanding balance of $573, net of a valuation allowance of $143 at December 31, 2011. This is compared to a fair value of $434, made up of the outstanding balance of $609, net of a valuation allowance of $175 at December 31, 2010.

Other real estate owned that was measured at fair value less costs to sell at December 31, 2011 had a net carrying amount of $2,948, which is made up of the outstanding balance of $4,214, net of a valuation allowance of $1,266 at December 31, 2011, which resulted in a corresponding write-down of $1,266 for the year ended December 31, 2011. At December 31, 2010, there was no other real estate owned measured at fair value less costs to sell, which resulted in no valuation allowance and no corresponding write-downs from the year ended December 31, 2010.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note M - Fair Value of Financial Instruments (continued)

Federal Home Loan Bank stock: It is not practical to determine the fair value of Federal Home Loan Bank stock due to restrictions placed on its transferability.

Loans: The fair value of fixed-rate loans is estimated by discounting future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The fair value of loan commitments and standby letters of credit was not material at December 31, 2011 or 2010. The fair value for variable-rate loans is estimated to be equal to carrying value. This fair value represents an entry price in accordance with ASC 825. While ASC 820 amended ASC 825 in several respects, this approach to fair value remains an acceptable approach under generally accepted accounting principles.

Deposit Liabilities: The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Borrowings: For other borrowed funds and subordinated debentures, rates currently available to the Bank for debt with similar terms and remaining maturities are used to estimate fair value. For securities sold under agreements to repurchase, carrying value is a reasonable estimate of fair value.

Accrued Interest Receivable and Payable: For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value.

In addition, other assets and liabilities that are not defined as financial instruments were not included in the disclosures below, such as premises and equipment and life insurance contracts. The fair value of off-balance sheet items is not considered material (or is based on the current fees or cost that would be charged to enter into or terminate such arrangements).

The fair values of financial assets and liabilities carried on the Company’s consolidated balance sheet include those financial assets and financial liabilities that are not measured and reported at fair value on a recurring or non-recurring basis. The estimated fair values of the Company’s financial instruments at December 31, are as follows:

	2011		2010

	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Financial assets:
Cash and cash equivalents	$51,630	$51,630	$59,571	$59,751
Securities available for sale	85,670	85,670	85,839	85,839
Securities held to maturity	22,848	22,847	22,178	21,198
Federal Home Loan Bank stock	6,281	N/A	6,281	N/A
Loans	590,964	599,782	631,936	637,986
Accrued interest receivable	2,872	2,872	2,704	2,704

Financial liabilities:
Deposits	687,886	690,607	694,781	698,199
Securities sold under agreements to repurchase	-	-	38,107	38,107
Other borrowed funds	20,296	20,565	27,743	26,968
Subordinated debentures	13,500	11,085	13,500	11,507
Accrued interest payable	1,894	1,894	2,600	2,600

   Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note N - Regulatory Matters

   Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Management believes that as of December 31, 2011, the Company and the Bank met all capital adequacy requirements to which they were subject.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. At year-end 2011 and 2010, the Bank’s capital met the requirements for the Bank to be deemed well capitalized under the regulatory framework for prompt corrective action.  There have been no conditions or events since that notification that management believes have changed the Bank's category.

        At year-end, consolidated actual capital levels and minimum required levels for the Company and the Bank were:

					Minimum Required
					To Be Well
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual	Actual	Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital (to risk weighted assets)
Consolidated	$90,288	15.6%	$46,174	8.0%	$57,718	N/A
Bank	81,991	14.4	45,544	8.0	56,930	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	83,072	14.4	23,087	4.0	34,631	N/A
Bank	74,975	13.2	22,772	4.0	34,158	6.0
Tier 1 capital (to average assets)
Consolidated	83,072	10.3	32,414	4.0	40,517	N/A
Bank	74,975	9.4	31,969	4.0	39,962	5.0

2010
Total capital (to risk weighted assets)
Consolidated	$87,660	14.5%	$48,235	8.0%	$60,294	N/A
Bank	79,893	13.4	47,663	8.0	59,578	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	80,101	13.3	24,117	4.0	36,176	N/A
Bank	72,426	12.2	23,831	4.0	35,747	6.0
Tier 1 capital (to average assets)
Consolidated	80,101	9.3	34,326	4.0	42,908	N/A
Bank	72,426	8.5	33,902	4.0	42,377	5.0

   Dividends paid by the subsidiaries are the primary source of funds available to Ohio Valley for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the subsidiaries to Ohio Valley is subject to restrictions by regulatory authorities. These restrictions generally limit dividends to the current and prior two years retained earnings. At January 1, 2012 approximately $4,795 of the subsidiaries’ retained earnings were available for dividends under these guidelines. In addition to these restrictions, dividend payments cannot reduce regulatory capital levels below minimum regulatory guidelines. The Board of Governors of the Federal Reserve System also has a policy requiring Ohio Valley to provide notice to the FRB in advance of the payment of a dividend to Ohio Valley's shareholders under certain circumstances, and the FRB may disapprove of such dividend payment if the FRB determines the payment would be an unsafe or unsound practice.

Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information [Abstract]
Parent Company Only Condensed Financial Information
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note O - Parent Company Only Condensed Financial Information

   Below is condensed financial information of Ohio Valley. In this information, Ohio Valley’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries since acquisition. This information should be read in conjunction with the consolidated financial statements of the Company.

CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2011	2010
Cash and cash equivalents	$1,462	$1,687
Investment in subsidiaries	84,038	80,087
Notes receivable - subsidiaries	3,743	3,828
Other assets	406	314
Total assets	$89,649	$85,916

Liabilities
Notes payable	$3,748	$3,835
Subordinated debentures	13,500	13,500
Other liabilities	558	453
Total liabilities	$17,806	$17,788

Shareholders’ Equity
Total shareholders’ equity	71,843	68,128
Total liabilities and shareholders’ equity	$89,649	$85,916

CONDENSED STATEMENTS OF INCOME
	Years ended December 31:
Income:	2011	2010	2009
Interest on notes	$134	$158	$156
Other operating income	65	68	56
Dividends from subsidiaries	3,500	4,500	4,000

Expenses:
Interest on notes	134	159	157
Interest on subordinated debentures	1,089	1,089	1,089
Operating expenses	287	538	230
Income before income taxes
and equity in undistributed earnings
of subsidiaries	2,189	2,940	2,736
Income tax benefit	439	522	423
Equity in undistributed earnings
of subsidiaries	3,207	1,634	3,486
Net Income	$5,835	$5,096	$6,645

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
Note O - Parent Company Only Condensed Financial Information (continued)

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2011	2010	2009
Net Income	$5,835	$5,096	$6,645
Adjustments to reconcile net income
to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(3,207)	(1,634)	(3,486)
Common stock issued to ESOP	496	315	22
Change in other assets	(92)	(12)	(7)
Change in other liabilities	105	64	59
Net cash provided by operating activities	3,137	3,829	3,233

Cash flows from investing activities:
Change in notes receivable	85	402	1,231
Net cash provided by investing activities	85	402	1,231

Cash flows from financing activities:
Change in notes payable	(87)	(412)	(1,232)
Cash dividends paid	(3,360)	(3,347)	(3,186)
Net cash used in financing activities	(3,447)	(3,759)	(4,418)

Cash and cash equivalents:
Change in cash and cash equivalents	(225)	472	46
Cash and cash equivalents at beginning of year	1,687	1,215	1,169

Cash and cash equivalents at end of year	$1,462	$1,687	$1,215

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note P - Segment Information

       The reportable segments are determined by the products and services offered, primarily distinguished between banking and consumer finance. They are also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business which are then aggregated if operating performance, products/services, and customers are similar. Loans, investments, and deposits provide the majority of the net revenues from the banking operation, while loans provide the majority of the net revenues for the consumer finance segment. All Company segments are domestic.

Total revenues from the banking segment, which accounted for the majority of the Company's total revenues, totaled 91.8%, 92.9% and 93.4% of total consolidated revenues for the years ended December 31, 2011, 2010 and 2009, respectively.

The accounting policies used for the Company's reportable segments are the same as those described in Note A - Summary of Significant Accounting Policies. Income taxes are allocated based on income before tax expense.

Segment information for the years ended December 31, is as follows:

	Year Ended December 31, 2011

		Consumer	Total
	Banking	Finance	Company
Net interest income	$30,792	$3,079	$33,871
Provision expense	$4,809	$87	$4,896
Noninterest income	$6,327	$895	$7,222
Noninterest expense	$26,130	$2,169	$28,299
Tax expense	$1,483	$580	$2,063
Net income	$4,697	$1,138	$5,835
Assets	$789,744	$14,433	$804,177

	Year Ended December 31, 2010

		Consumer	Total
	Banking	Finance	Company
Net interest income	$30,074	$2,893	$32,967
Provision expense	$5,717	$154	$5,871
Noninterest income	$5,578	$576	$6,154
Noninterest expense	$24,756	$1,887	$26,643
Tax expense	$1,029	$482	$1,511
Net income	$4,149	$947	$5,096
Assets	$837,359	$14,155	$851,514

	Year Ended December 31, 2009

		Consumer	Total
	Banking	Finance	Company
Net interest income	$27,817	$2,874	$30,691
Provision expense	$3,049	$163	$3,212
Noninterest income	$7,132	$466	$7,598
Noninterest expense	$24,247	$1,913	$26,160
Tax expense	$1,843	$429	$2,272
Net income	$5,810	$835	$6,645
Assets	$797,276	$14,712	$811,988

Consolidated Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Consolidated Quarterly Financial Information [Abstract]
Consolidated Quarterly Financial Information
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note Q - Consolidated Quarterly Financial Information (unaudited)

                                                                                                                                                                              Quarters Ended

2011	Mar. 31	Jun. 30	Sept. 30	Dec. 31

Total interest income	$12,025	$10,817	$10,693	$10,505
Total interest expense	2,822	2,663	2,509	2,175
Net interest income	9,203	8,154	8,184	8,330
Provision for loan losses(1)	2,944	759	1,152	41
Noninterest income	3,659	1,687	1,058	818
Noninterest expense	7,098	6,981	7,001	7,219
Net income	2,033	1,555	886	1,361

Earnings per share	$0.51	$0.39	$0.22	$0.34

2010

Total interest income	$12,228	$11,599	$11,438	$11,249
Total interest expense	3,619	3,421	3,328	3,179
Net interest income	8,609	8,178	8,110	8,070
Provision for loan losses(2)	921	721	2,225	2,004
Noninterest income	1,865	1,524	1,382	1,383
Noninterest expense	6,881	6,976	6,863	5,923
Net income	1,906	1,471	421	1,298

Earnings per share	$0.48	$0.37	$0.10	$0.33

2009

Total interest income	$12,611	$11,710	$11,733	$11,569
Total interest expense	4,331	4,407	4,285	3,909
Net interest income	8,280	7,303	7,448	7,660
Provision for loan losses	848	296	957	1,111
Noninterest income	2,021	1,818	2,137	1,622
Noninterest expense	6,556	6,915	6,528	6,161
Net income	2,051	1,396	1,700	1,498

Earnings per share	$0.51	$0.35	$0.43	$0.38

(1) During the first quarter of 2011, the Company began taking partial charge-offs more quickly on collateral dependent impaired loans as a result of management's evaluation of the trends in the real estate market, the status of long-term, collateral dependent impaired loans and the current regulatory environment. The increases in partial charge-offs contributed to a higher historical loan loss factor, which required additional general allocations within the allowance for loan losses.

(2) During the third and fourth quarters of 2010, the Bank experienced an increase in its provision expense as a result of continued credit quality issues with three commercial relationships that resulted in additional impairment charges and partial charge-offs.